TAXATION (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
PRC	$ 56,101	$ (136,773)	$ (5,008)
Non-PRC	(12,955)	(7,878)	(16,030)
Income (loss) before income taxes and noncontrolling interests	$ 43,146	$ (144,651)	$ (21,038)